Equity	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Equity

NOTE 9 - EQUITY:

Reverse Recapitalization:

As discussed in note 3, the Recapitalization is accounted for as a reverse recapitalization with ScoutCam Inc. as the legal acquirer and ScoutCam Ltd. as the accounting acquirer. Under the Recapitalization, the USD amount for shares of common stock is based on the nominal value and the shares of common stock issued by ScoutCam Inc. (reflecting the legal structure of ScoutCam Inc. as the legal acquirer) on the Recapitalization Date plus shares of common stock issued by the Company as part of the Recapitalization as described above. Historical stockholders’ equity reflects the accounting acquirer’s share number and USD amount adjusted for the exchange ratio determined in the Recapitalization.

Private placement:

a.	In December 2019, the Company allocated in a private issuance, a total of 3,413,312 units at a purchase price of USD $0.968 per unit. Each unit was comprised of two shares of common stock par value US$0.001 per share, one Warrant A (defined below) and two Warrants B (defined below). The immediate proceeds (gross) from the issuance of the units amounted to approximately USD 3.3 million.

Each Warrant A was exercisable into one share of common stock of the Company at an exercise price of USD 0.595 per share during the 12 month period following the allocation. Each Warrant B is exercisable into one share of common stock of the Company at an exercise price of USD 0.893 per share during the 18 month period following the allocation.

In addition, Shrem Zilberman Group Ltd. (the “Consultant”) will be entitled to receive the amount representing 3% of any exercise price of each Warrant A or Warrant B that may be exercised in the future. In the event the total proceeds received as a result of exercise of Warrants will be less than $2 million at the time of their expiration, the Consultant will be required to invest $250,000 in the Company in return for shares of common stock of Company.

During 2020, 2,992,855 Warrants A were exercised. 420,457 unexercised Warrants A expired on December 30, 2020.

b.	On March 3, 2020, the Company issued in a private issuance a total of 979,754 units at a purchase price of USD $0.968 per unit.

Each unit was comprised of two shares of common stock par value US$0.001 per share, one Warrant A (defined below) and two Warrants B (defined below).

Each Warrant A was exercisable into one share of common stock of the Company at an exercise price of USD 0.595 per share during the 12 month period following the allocation.

Each Warrant B is exercisable into one share of common stock of the Company at an exercise price of USD 0.893 per share during the 18 month period following the allocation.

The gross proceeds from the issuance of all securities offered amounted to approximately USD 948 thousands. After deducting issuance costs, the Company received proceeds of approximately USD 909 thousand.

During 2021, 979,784 Warrants A were exercised.

c.	On May 18, 2020, the Company allocated in a private issuance a total of 2,066,116 units at a purchase price of USD $0.968 per unit.

Each unit was comprised of two shares of common stock par value US$0.001 per share, one Warrant A (defined below) and two Warrants B (defined below).

Each Warrant A is exercisable into one share of common stock of the Company at an exercise price of USD 0.595 per share during the 18 month period following the allocation.

Each Warrant B is exercisable into one share of common stock of the Company at an exercise price of USD 0.893 per share during the 24 month period following the allocation.

The gross proceeds from the issuance of all securities offered amounted to approximately USD 2 million. After deducting issuance costs, the Company received proceeds of approximately USD 1.9 million.

During February 2021, 336,135 Warrants A were exercised.

d.

On June 23, 2020, (the “Conversion Date”), the Company entered into and consummated a Side Letter Agreement with Medigus, whereby the parties agreed to convert, at a conversion price of $0.484, an outstanding line of credit previously extended by Medigus to the Subsidiary, which as of the Conversion Date was $381,136, into (a) 787,471 shares of the Company’s common stock, (b) warrants to purchase 393,736 shares of common stock with an exercise price of $0.595 (Warrant A), and (c) warrants to purchase 787,471 shares of common stock with an exercise price of $0.893 (Warrant B). As the conversion price represented the same unit price as in the March 2020 and May 2020 private placements, no finance expenses have been recorded in statement of operations as a result of the conversion.

Each Warrant A is exercisable into one share of common stock of the Company at an exercise price of USD 0.595 per share during the 12 months period following the allocation.

Each Warrant B is exercisable into one share of common stock of the Company at an exercise price of USD 0.893 per share during the 18 months period following the allocation.

As of December 31, 2020, the Company had the following outstanding warrants to purchase common stock:

Warrant	Issuance Date	Expiration Date	Exercise Price Per Share ($)	Number of Shares of common stock Underlying Warrants

Warrant Medigus	December 30, 2019	December 30, 2022	(*)	2,688,492
Warrant B	December 30, 2019	June 30, 2021	0.893	6,826,623
Warrant A	March 3, 2020	March 3, 2021	0.595	979,754
Warrant B	March 3, 2020	September 3, 2021	0.893	1,959,504
Warrant A	May 18, 2020	November 18, 2021	0.595	2,066,116
Warrant B	May 18 2020	May 18, 2022	0.893	4,132,232
Warrant A	June 23, 2020	June 23, 2021	0.595	393,736
Warrant B	June 23,2020	December 23, 2021	0.893	787,471
				19,833,928

(*)	If ScoutCam. achieves an aggregate amount of $33 million in sales within the first three years immediately after the Exchange Agreement, the Company will issue to Medigus 2,688,492 shares of the Company’s common stock, which represents 10% of the Company’s issued and outstanding share capital as of the Exchange Agreement.

Stock based compensation:

2020 Equity Incentive Plan

In February 2020, the Company’s Board of Directors approved the 2020 Share Incentive Plan (the “Plan”). The Plan initially included an option pool of 5,228,007 shares of common stock for grant to Company employees, consultants, directors, and other service providers. On March 15, 2020, the Company’s Board of Directors approved an increase to the Company’s option pool pursuant to the Plan by an additional 576,888 shares of common stock. On June 22, 2020, the Company’s Board of Directors approved an increase to the Company’s option pool pursuant to the Plan by an additional 3,617,545 shares of common stock.

The Plan is designed to enable the Company to grant options to purchase ordinary shares and RSUs under various and different tax regimes including, without limitation: (i) pursuant and subject to Section 102 of the Israeli Tax Ordinance or any provision which may amend or replace it and any regulations, rules, orders or procedures promulgated thereunder and to designate them as either grants made through a trustee or not through a trustee; and (ii) pursuant and subject to Section 3(i) of the Israeli Tax Ordinance.

On February 12, 2020, the Company granted 4,367,515 options pursuant to the Plan. Each option is exercisable into one share of common stock of the Company of $0.001 par value at the exercise price of $0.29.

On March 15, 2020, the Company granted 576,888 options pursuant to the Plan to each of the Company’s then serving directors, excluding Professor Benad Goldwasser. Each option is exercisable into one share of common stock of the Company of $0.001 par value at the exercise price of $0.29.

On June 22, 2020, the Company granted 1,544,769 options pursuant to the Plan to Company employees, consultants, directors. Each option is exercisable into one share of common stock of the Company of $0.001 par value at the exercise price of $0.29.

On November 11, 2020, the Company granted 144,222 options pursuant to the Plan to Company director. Each option is exercisable into one share of common stock of the Company of $0.001 par value at the exercise price of $0.35.

Options granted generally have a contractual term of 7 years and vest over a period of 3 up to 4 years.

Stock Option Activity

The following summarizes stock option activity:

	Amount of options	Weighted average exercise price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
		$		$ in thousands
Outstanding - December 31, 2019	-	-	-
Granted	6,633,394	0.29
Outstanding - December 31, 2020	6,633,394	0.29	6.23	2,446

Options Exercisable - December 31, 2020	1,941,701	0.29	6.12	718

At December 31, 2020, the aggregate intrinsic value of options granted is calculated as the difference between the exercise price and the closing price on the same date.

The Company estimates the fair value of stock option awards on the grant date using the Black-Scholes option pricing model. The weighted-average grant date fair value per option granted during the years ended December 31, 2020 was $0.27. The fair value of each award is estimated using Black-Scholes option pricing model based on the following assumptions:

Year ended December 31, 2020
Underlying value of ordinary shares ($)	0.446-0.800
Exercise price ($)	0.29-0.35
Expected volatility (%)	43.35%-45.00%
Term of the options (years)	7
Risk-free interest rate (%)	0.54%-1.55%

Volatility is derived from the historical volatility of publicly traded set of peer companies. The risk-free interest rates used in the Black-Scholes calculations are based on the prevailing U.S. Treasury yield as determined by the U.S. Federal Reserve. The Company has not paid dividends does not anticipate paying dividends in the foreseeable future. Accordingly, no dividend yield was assumed for purposes of estimating the fair value of the Company's share-based compensation. The weighted average expected life of options was estimated individually in respect of each grant.

The unrecognized compensation expense calculated under the fair-value method for stock options expected to vest as of December 31, 2020 is approximately $0.6 million and is expected to be recognized over a weighted-average period of 1.2 years.